UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $134,228 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     8937   155590 SH       SOLE                   155590
AMGEN                          COM              031162100     8620   108192 SH       SOLE                   108192
ANHEUSER-BUSCH                 COM              035229103     4972   115530 SH       SOLE                   115530
BECTON DICKINSON               COM              075887109     3615    68950 SH       SOLE                    68950
BERKSHIRE HATHAWAY 'B'         COM              084670702     7557     2767 SH       SOLE                     2767
COLGATE-PALMOLIVE              COM              194162103     5834   110515 SH       SOLE                   110515
DELL INC.                      COM              24702R101     7161   209398 SH       SOLE                   209398
GENERAL ELECTRIC               COM              369604103     6922   205595 SH       SOLE                   205595
GILLETTE                       COM              375766102     4723    81145 SH       SOLE                    81145
HARLEY-DAVIDSON                COM              412822108     7058   145707 SH       SOLE                   145707
HERSHEY COMPANY                COM              427866108     8523   151350 SH       SOLE                   151350
INTEL CORP.                    COM              458140100     5796   235150 SH       SOLE                   235150
JOHNSON&JOHNSON                COM              478160104      258     4075 SH       SOLE                     4075
LAB. CORP. AMER.               COM              50540r409     6780   139196 SH       SOLE                   139196
MEDTRONIC, INC.                COM              585055106     7511   140082 SH       SOLE                   140082
MFS Muni Income TR SBI         COM              552738106      154    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7517   292162 SH       SOLE                   292162
McGRAW HILL CO.                COM              580645109    10006   208285 SH       SOLE                   208285
PATTERSON INC.                 COM              703395103     6973   174205 SH       SOLE                   174205
PEPSICO INC.                   COM              713448108     6448   113709 SH       SOLE                   113709
PFIZER INC COM                 COM              717081103      238     9526 SH       SOLE                     9526
SHERWIN WILLIAMS               COM              824348106     8624   195690 SH       SOLE                   195690